Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 01, 2024 shares	Mar. 31, 2024 USD ($) plan $ / shares shares	Dec. 31, 2023 USD ($) plan $ / shares shares	Dec. 31, 2022 shares	Aug. 11, 2023 shares	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of equity incentive plans | plan		2	2
Options and RSU's outstanding (in shares)		9,541,495			2,816,224
Additional number of shares authorized (in shares)	2,419,316
Options granted (in shares)		1,316,093
Options, weighted average fair value (in dollars per share) | $ / shares		$ 5.36
Stock options exercise price, percentage of fair value		100.00%	100.00%
Common stock reserved for future issuance (in shares)			48,081,610	19,194,622
2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding (in shares)		1,506,620	1,532,356	1,671,076		1,307,080
Restricted stock units outstanding (in shares)		64,173
Share-based compensation arrangement by share-based payment award, expiration period		10 years	10 years
Unrecognized compensation expense, options | $		$ 836
Unrecognized compensation expense, RSUs | $		$ 554
Unrecognized compensation expense, recognition period		1 year 7 months 6 days	1 year 6 months
Options and RSU's outstanding (in shares)		1,570,793
Options granted (in shares)			279,306	550,049
Options, weighted average fair value (in dollars per share) | $ / shares			$ 5.60
Unrecognized compensation expense | $			$ 873
2009 Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, contractual term		1 year	1 year
2009 Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, contractual term		4 years	4 years
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding (in shares)			2,069,705	0		0
Unrecognized compensation expense, options | $		$ 12,852
Unrecognized compensation expense, recognition period		3 years 6 months	3 years 7 months 6 days
Options and RSU's outstanding (in shares)	8,004,324	7,970,702	5,585,008
Share reserve increase, number of years		10 years
Additional number of shares authorized (in shares)			5,585,008
Options granted (in shares)			2,100,307	0
Options, weighted average fair value (in dollars per share) | $ / shares			$ 4.08
Unrecognized compensation expense | $			$ 7,766
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, contractual term			4 years
Unrecognized compensation expense, recognition period			1 year 6 months
RSUs granted (in shares)		498,255	184,018
RSU weighted average fair value (in dollars per share) | $ / shares		$ 9.46	$ 10.30
Unrecognized compensation expense | $			$ 609
Restricted stock units | 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | $		$ 4,547
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)		2,350,530	1,396,252
Share-based compensation arrangement by share-based payment award, automatic increase period		10 years	10 years
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of total shares		2	0.02
Share-based compensation arrangement by share-based payment award, automatic increase, percentage of initial share reserve		200	2
Increase in common stock reserve for future issuance (in shares)		954,278